DISCONTINUED OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 73,686,733	$ 2,195,954	$ 12,139,500
Cost of sales	(72,532,882)	(958,438)	(5,782,664)
Gross profit	1,153,851	1,237,516	6,356,836
Operating expenses:
General and Administrative	(13,766,487)	(6,224,674)	(31,335,421)
Selling expenses	(7,677)	(159,937)	(315,600)
Research and development	(2,570,158)	(2,734,982)	(11,233,806)
Total	30,037,627	9,152,990	57,517,758
Other income (expense)
Interest income	7	374	156,038
Other finance expenses	(62,025)	(15,264)	(65,344)
Total	(217,870)	(109,692)	(330,790)
Loss from discontinued operations before income tax		(282,027)	(10,055,749)
Income tax provision	(6,081)	(1,097,888)	(1,104)
Foreign currency translation	(199,032)	(1,624,743)	$ 651,272
Discontinued Operations [Member]
Revenues		5,180,055
Cost of sales		(2,419,222)
Gross profit		2,760,833
Operating expenses:
General and Administrative		(144,570)
Selling expenses		(973,688)
Research and development		(1,726,906)
Total		(2,845,164)
Other income (expense)
Interest income
Other (expense) income, net		(197,395)
Other finance expenses		(301)
Total		(197,696)
Loss from discontinued operations before income tax		(282,027)
Income tax provision
Loss from discontinued operations before non-controlling interest		(282,027)
Less: Net loss attributable to non-controlling interest
Foreign currency translation		258,828
Gain/(Loss) from discontinued operation	$ 7,389,310	$ (23,199)